PGIM US Large-Cap Buffer 20 ETF - May
Schedule of Investments  (unaudited)
as of July 31, 2024
Description	Shares	Value
Short-Term Investments 105.7%
Affiliated Mutual Fund 1.5%
PGIM Core Government Money Market Fund (7-day effective yield 5.561%) (cost $73,366)(wb)	73,366	$73,366
Options Purchased*~ 104.2%
(cost $4,916,978)		5,199,016

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 105.7% (cost $4,990,344)		5,272,382
Options Written*~ (5.7)%
(premiums received $187,032)		(283,550)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $4,803,312)		4,988,832
Liabilities in excess of other assets(z) (0.0)%		(1,717)

Net Assets 100.0%		$4,987,115

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	04/30/25	$5.02		94		9	$5,099,806
SPDR S&P 500 ETF Trust	Put	04/30/25	$501.98		94		9	99,210
Total Options Purchased (cost $4,916,978)								$5,199,016

PGIM US Large-Cap Buffer 20 ETF - May
Schedule of Investments  (unaudited) (continued)
as of July 31, 2024
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	04/30/25	$568.44		94		9	$(255,437)
SPDR S&P 500 ETF Trust	Put	04/30/25	$401.58		94		9	(28,113)
Total Options Written (premiums received $187,032)							$(283,550)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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